Memorandum items (Tables)	12 Months Ended
Dec. 31, 2022
Off-Balance Sheet Exposures [Abstract]
Schedule of contingent commitments	The detail is as follows:

	2022	2021	2020
Loans commitment granted	274,075	262,737	241,230
Of which impaired	653	615	274
Financial guarantees granted	12,856	10,758	12,377
Of which impaired	521	188	124
Financial guarantees	12,813	10,715	12,358
Credit derivatives sold	43	43	19
Other commitments granted	92,672	75,733	64,538
Of which impaired	608	781	548
Technical guarantees	50,508	40,158	33,526
Other	42,164	35,575	31,012

Schedule of off-balance sheet funds managed by the entity and joint ventures
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2022	2021	2020
Investment funds	142,189	145,987	131,965
Pension funds	14,021	16,078	15,577
Assets under management	25,670	24,862	20,712
	181,880	186,927	168,254